Related-party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Operating Leases Rent Expense, Net, Related Party	$ 373	$ 828
Related Parties Amount in Cost of Sales	$ 8	$ 31